                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                 Financial Plaza of the Pacific * P.O. Box 3170
                             Honolulu, Hawaii 96802

                                 ADMINISTRATOR
                         Aquila Management Corporation
           380 Madison Avenue, Suite 2300 * New York, New York 10017

                               BOARD OF TRUSTEES
                           Lacy B. Herrmann, Chairman
                                Vernon R. Alden
                               Arthur K. Carlson
                                William M. Cole
                               Thomas W. Courtney
                             Richard W. Gushman, II
                                Stanley W. Hong
                               Theodore T. Mason
                                Russell K. Okata
                               Douglas Philpotts
                               Oswald K. Stender

                                    OFFICERS
                          Diana P. Herrmann, President
                 Charles E. Childs, III, Senior Vice President
                         Sherri Foster, Vice President
                    Rose F. Marotta, Chief Financial Officer
                         Joseph P. DiMaggio, Treasurer
                          Edward M.W. Hines, Secretary

                                  DISTRIBUTOR
                           Aquila Distributors, Inc.
           380 Madison Avenue, Suite 2300 * New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                   PFPC Inc.
               400 Bellevue Parkway * Wilmington, Delaware 19809

                                   CUSTODIAN
                          Bank One Trust Company, N.A.
                  100 East Broad Street * Columbus, Ohio 43271

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                  757 Third Avenue * New York, New York 10017

               Further information is contained in the Prospectus
                  which must precede or accompany this report.



                                     ANNUAL
                                     REPORT

                                 MARCH 31, 2001

                           THE PACIFIC CAPITAL FUNDS
                                       OF
                               CASH ASSETS TRUST

                       PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                               CASH ASSETS TRUST

                        PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                               A CASH MANAGEMENT
                                   INVESTMENT

[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                           THE PACIFIC CAPITAL FUNDS
                                       OF
                               CASH ASSETS TRUST

                                 ANNUAL REPORT

                                                                    May 18, 2001


Dear Investor:

     We are pleased to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2001.

     The enclosed Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares.

     The economic climate and the Federal Reserve's monetary policy once again had an impact on the short-term debt markets during the Trust's current report period.

     The Trust's fiscal year began with exceptionally strong economic growth which fueled investor fears that inflation would rise. The Fed reacted in May, 2000 by raising the Federal Fund's rate - an overnight bank lending rate - to 6.50%. At the time, the Fed was concerned that with a strong economy and low unemployment, inflation would worsen as the increased stress on labor markets would potentially put additional upward pressure on wages and ultimately prices.

     The Fed's restrictive monetary policy finally took hold, slowing the nation's economy in the last quarter of 2000 and the first quarter of 2001 to 1.0% and 2.2%, respectively. During this period, job growth cooled off, unemployment claims jumped, consumer confidence fell and manufacturing activity plunged. Instead of rising level of inflation, the Fed became more concerned about a decline in corporate profits, continued weakening economic conditions both here and abroad and the possible effect of sustained stock market losses on people's behavior. Compared to a year ago, the Fed is now committed to averting a possible recession by aggressively lowering short-term interest rates. The Federal Fund's rate now stands at 4.00%, a 250 basis point decline in one year. The Fed has indicated that further rate cuts may still be necessary.

     Even with the possibility of further short-term interest rate cuts in the offing, each of the Trust's investment portfolios is well positioned to continually offer competitive rates of return for your cash reserves. Through alertness to market opportunities, each of the Trust's portfolios can produce a highly competitive return for its investors without compromising safety. As we have commented in previous reports to shareholders, it is the belief of the Trust's Board of Trustees, Investment Adviser and management that cash reserves of investors is one area of money management with which one specifically does not take any undue risks in order to earn extra yield. There are sufficient other investments available for investors to balance risk and return. Looking forward, we are optimistic that The Pacific Capital Funds of Cash Assets Trust will continue to provide investors attractive yields compared to alternative money market investments.

     All associated with The Pacific Capital Funds of Cash Assets Trust want to thank you for your continued support and confidence.

                                   Sincerely,


Diana P. Herrmann                                         Lacy B. Herrmann
President                                                 Chairman,
                                                          Board of Trustees

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the AquilaSM Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose the information about you, as described above, to companies that perform marketing services for your fund or to other financial institutions with which we have joint marketing agreements.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Cash Assets Trust:

     We have audited the accompanying statements of assets and liabilities of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Cash Fund, Tax-Free Fund and Government Fund), including the statements of investments, as of March 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financia l statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of March 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

New York, New York
April 30, 2001

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2001

    FACE
   AMOUNT      U.S. GOVERNMENT AGENCY DISCOUNT NOTES (12.8%)                            VALUE
------------   ------------------------------------------------------------------   ------------
$ 10,066,000   Federal Home Loan Bank, 5.13%, 4/02/01 ...........................   $ 10,064,566
  40,000,000   Federal Home Loan Bank, 4.91%, 4/18/01 ...........................     39,907,255
  25,000,000   Federal Home Loan Bank, 4.62%, 6/15/01 ...........................     24,759,375
                                                                                    ------------
                       Total U.S. Government Agency Discount Notes ..............     74,731,196
                                                                                    ------------

               COMMERCIAL PAPER (70.9%)
               ------------------------------------------------------------------

               BANKING/CREDIT UNION (16.0%)
               ------------------------------------------------------------------
  20,000,000   Deutsche Bank AG, 4.77%, 5/23/01 .................................     19,862,200
  25,000,000   PEMEX - LOC - Barclays PLC, 4.67%, 6/26/01 .......................     24,721,097
  25,000,000   Societe Generale, 4.60%, 7/16/01 .................................     24,661,389
  25,000,000   Wells Fargo & Co., 4.72%, 6/15/01 ................................     24,754,167
                                                                                    ------------
                   Total Banking/Credit Union ...................................     93,998,853
                                                                                    ------------

               BROKERAGE (21.8%)
               ------------------------------------------------------------------
  25,000,000   Bear Stearns & Co., 4.84%, 6/08/01 ...............................     24,771,444
  27,000,000   Goldman Sachs Group, Inc., 5.37%, 5/11/01 ........................     26,838,900
  20,000,000   Merrill Lynch & Co., Inc., 4.70%, 5/29/01 ........................     19,848,556
  28,000,000   Morgan Stanley Dean Witter & Co., 5.40%, 4/12/01 .................     27,953,800
  28,000,000   Salomon Smith Barney, Inc., 5.43%, 4/05/01 .......................     27,983,107
                                                                                    ------------
                   Total Brokerage ..............................................    127,395,807
                                                                                    ------------

               EDUCATION (12.2%)
               ------------------------------------------------------------------
  20,000,000   Harvard University, 5.25%, 7/16/01 ...............................     19,690,833
  10,000,000   Stanford University, 5.33%, 4/02/01 ..............................      9,998,519
  17,000,000   Stanford University, 5.00%, 4/23/01 ..............................     16,948,056
  25,000,000   Yale University, 4.74%, 5/24/01 ..................................     24,825,542
                                                                                    ------------
                   Total Education ..............................................     71,462,950
                                                                                    ------------

               FINANCE (17.5%)
               ------------------------------------------------------------------
  20,000,000   American Express Credit Corp., 4.63%, 6/20/01 ....................     19,794,222
  29,000,000   American General Corp., 5.56%, 4/12/01 ...........................     28,950,732
  29,000,000   General Electric Capital Corp., 5.53%, 5/07/01 ...................     28,839,630
  25,000,000   National Rural Utilities Cooperative Finance Corp., 4.78%, 5/21/01     24,834,028
                                                                                    ------------
                   Total Finance ................................................    102,418,612
                                                                                    ------------

               OIL & GAS (3.4%)
               ------------------------------------------------------------------
  20,000,000   Texaco, Inc., 4.90%, 5/25/01 .....................................     19,853,000
                                                                                    ------------

                       Total Commercial Paper ...................................    415,129,222
                                                                                    ------------

               CORPORATE NOTES (2.5%)
               ------------------------------------------------------------------
$ 15,000,000   Peoples Benefit Life, Variable Rate Note, 5.55%, 4/01/01 (1) .....   $ 15,000,000
                                                                                    ------------

               REPURCHASE AGREEMENTS (14.2%)
               ------------------------------------------------------------------
  83,000,000   SG Cowen, 5.22%, due 4/02/01 .....................................     83,000,000
                                                                                    ------------
               (Proceeds of $83,036,105 to be received at maturity)
                   Collateral: $61,810,000 U.S. Treasury Bond 8.88% due 8/15/17
                   Collateral Market Value $84,660,000

                       Total Investments (amortized cost $587,860,418*)..  100.4%    587,860,418
                       Other assets less liabilities ....................   (0.4)     (2,496,041)
                                                                           ------   ------------
                       Net Assets .......................................  100.0%   $585,364,377
                                                                           ======   ============

                   (*) Cost for Federal tax purposes is identical.
                   (1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate, note the rate shown represents the rate in effect at fiscal year-end and the maturity date reflects the next rate change date.

                    AG - Aktiengesellschaft (West German Stock Co.) LOC - Letter of Credit
                    PLC - Public Limited Company

                 See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2001

                                                                                                 RATING
    FACE                                                                                         MOODY'S/
   AMOUNT        BONDS AND NOTES (99.9%)                                                           S&P              VALUE
------------     ------------------------------------------------------------------------       ---------       -------------
                 ALABAMA (0.8%)
                 ------------------------------------------------------------------------
                 Montgomery, AL Baptist Medical Center Special
                     Care Facilities Financing Authority, Revenue
                     Bonds, Series A
$  1,250,000     5.75%, 1/01/22..........................................................        Aaa/AAA        $   1,272,810
                                                                                                                -------------

                 ARIZONA (3.1%)
                 ------------------------------------------------------------------------
                 Maricopa County, AZ Industrial Development Authority
                     Multi Family Housing Revenue Bonds, (Grand
                     Victoria Housing LLC Project), Series A
   4,765,000     3.50%, 4/15/30, Weekly Reset*...........................................        NR/AAA             4,765,000
                                                                                                                -------------
                     Insurance: Federal National Mortgage
                     Association Collateral

                 FLORIDA (1.1%)
                 ------------------------------------------------------------------------
                 Dade County, FL Public Services Tax Revenue Bonds
   1,120,000     5.00%, 10/01/01.........................................................        Aaa/AAA            1,128,778
                     Insurance: Financial Security Assurance
                 Manatee County, FL Public Utility Improvement
                     Revenue Bonds, Series 1991 A
     500,000     6.75%, 10/01/13.........................................................        Aaa/AAA              515,736
                                                                                                                -------------
                     Insurance: Municipal Bond Insurance Association
                         Total Florida...................................................                           1,644,514
                                                                                                                -------------

                 GEORGIA (0.6%)
                 ------------------------------------------------------------------------
                 Atlanta, GA Water & Wastewater Revenue Bonds,
                     Series A
   1,000,000     4.50%, 11/01/01.........................................................        Aaa/AAA            1,006,462
                                                                                                                -------------
                     Insurance: Financial Guaranty Insurance Corporation

                 HAWAII (38.6%)
                 ------------------------------------------------------------------------
                 Hawaii County, HI General Obligation Bonds, Series B
   1,085,000     4.25%, 5/15/01..........................................................        Aaa/AAA            1,085,052
                     Insurance: Financial Security Assurance
                 Hawaii State, Airports System Revenue Bonds,
                     Second Series
   2,175,000     6.75%, 7/01/21..........................................................        Aaa/AAA            2,230,312
                     Insurance: Municipal Bond Insurance Association
                 Hawaii State, Airports System Revenue Bonds,
                     Third Series
$  2,000,000     5.38%, 7/01/01..........................................................        Aaa/AAA        $   2,004,592
                     Insurance: American Municipal Bond
                     Assurance Corporation
                 Hawaii State, Department of Budget & Finance
                     Special Purpose Revenue Bonds (Pali Momi
                     Medical Center Project)
   1,000,000     7.65%, 7/01/19..........................................................        AAA/AAA            1,030,108
                 Hawaii State, Department of Budget & Finance
                     Special Purpose Revenue Bonds (Queens Health
                     System), Series A
  17,960,000     3.55%, 7/01/26, Weekly Reset*...........................................        VMIG1/A1          17,960,000
                 Hawaii State, General Obligation Bonds, Series BV
   1,300,000     5.85%, 11/01/01.........................................................        Aa3/A+             1,312,150
                 Hawaii State, General Obligation Bonds, Series CE
     750,000     4.50%, 6/01/01..........................................................        Aa3/A+               750,189
                 Hawaii State, General Obligation Bonds, Series CI
   2,790,000     4.10%, 11/01/01.........................................................        Aa3/A+             2,781,046
                 Hawaii State, General Obligation Bonds, Series CK
     250,000     6.00%, 9/01/01..........................................................        Aa3/A+               252,877
                 Hawaii State Highway Revenue Bonds
   1,060,000     4.40%, 7/01/01..........................................................        Aa3/AA             1,060,004
                 Hawaii State Highway Revenue Bonds
   1,000,000     5.00%, 7/01/01..........................................................        Aaa/AAA            1,003,896
                     Insurance: Financial Guaranty Insurance Corporation
                 Hawaii State Housing Finance & Development Corp.
                     Revenue Bonds (Rental Housing System), Series 89 A
   2,700,000     3.40%, 7/01/24, Weekly Reset*...........................................        Aa3/NR             2,700,000
                     Letter of Credit: Banque Nationale Paris
                 Hawaii State Housing Finance & Development Corp.
                     Revenue Bonds (Affordable Rental Housing
                     Program), Series A
   7,450,000     3.75%, 7/01/27, Weekly Reset*...........................................        Aa3/NR             7,450,000
                     Letter of Credit: Banque Nationale Paris
                 Honolulu City & County, HI General Obligation
                     Bonds, Series A
$  2,150,000     3.40%, 1/01/04, Weekly Reset*...........................................        Aaa/AAA        $   2,150,000
                     Letter of Credit: Landesbank Hessen
                 Honolulu City & County, HI General Obligation
                     Bonds, Series A
   5,145,000     3.40%, 1/01/17, Weekly Reset*...........................................        Aaa/AAA            5,145,000
                     Letter of Credit: Landesbank Hessen
                 Honolulu City & County, HI General Obligation
                     Bonds, Series A
     855,000     3.40%, 1/01/18, Weekly Reset*...........................................        Aaa/AAA              855,000
                     Letter of Credit: Landesbank Hessen
                 Honolulu City & County, HI General Obligation
                     Bonds, Series A
   1,500,000     3.40%, 1/01/19, Weekly Reset*...........................................        Aaa/AAA            1,500,000
                     Letter of Credit: Landesbank Hessen
                 Honolulu City & County, HI General Obligation
                     Bonds, Series A
     200,000     5.40%, 1/01/02..........................................................        AAA/AA-              203,030
                 Honolulu City & County, HI General Obligation
                     Bonds, Series A
     825,000     6.30%, 3/01/08..........................................................        Aa3/AA-              862,705
                 Secondary Market Sevices Corporation Hawaii Student
                     Loan Revenue Bonds, Senior Series II
   6,000,000     3.60%, 9/01/10, Weekly Reset*..........................................         MIG1/A-1+          6,000,000
                     Letter of Credit: Student Loan Marketing
                 Secondary Market Sevices Corporation Hawaii Student
                     Loan Revenue Bonds, Senior Series II
   1,700,000     3.60%, 9/01/35, Weekly Reset*...........................................        MIG1/NR            1,700,000
                                                                                                                -------------
                     Letter of Credit: Student Loan Marketing
                         Total Hawaii....................................................                          60,035,961
                                                                                                                -------------

                 IDAHO (1.5%)
                 ------------------------------------------------------------------------
                 Idaho Health Facilities Authority Revenue Bonds (St.
                     Lukes Regional Medical Center Project)
   2,315,000     3.80%, 5/01/22, Daily Reset*............................................        VMIG1/NR           2,315,000
                                                                                                                -------------
                     Letter of Credit: Bayerische Landesbank

                 ILLINOIS (1.7%)
                 ------------------------------------------------------------------------
                 Peoria, IL General Obligation Bonds
$  1,000,000     5.00%, 1/01/02..........................................................        Aaa/AAA        $   1,012,769
                     Insurance: Financial Guaranty Insurance Corporation
                 Southwestern, IL Development Authority Environmental
                     Improvement Revenue Bonds (Shell Oil Co.
                     Wood River Project)
   1,600,000     3.80%, 11/01/25, Daily Reset*...........................................        VMIG1/A-1+         1,600,000
                                                                                                                -------------
                         Total Illinois..................................................                           2,612,769
                                                                                                                -------------

                 INDIANA (5.6%)
                 ------------------------------------------------------------------------
                 Indianapolis, IN Economic Development Revenue
                     Bonds (Jewish Federation Campus)
   6,150,000     3.55%, 4/01/05, Weekly Reset*...........................................        VMIG1/NR           6,150,000
                 Purdue University, IN Universtity Revenue Bonds
                     (Student Fee), Series H
   1,790,000     3.50%, 7/01/17, Weekly Reset*...........................................        VMIG1/A1+          1,790,000
                 Purdue University, IN Universtity Revenue Bonds
                     (Student Fee), Series L
     720,000     3.50%, 7/01/20, Weekly Reset*...........................................        VMIG1/A-1+           720,000
                     Letter of Credit: Bank One N.A.
                 Purdue University, IN Universtity Revenue Bonds
                     (Student Fee), Series O
     745,000     3.50%, 7/01/19, Weekly Reset*...........................................        VMIG1/A-1+           745,000
                                                                                                                -------------
                         Total Indiana...................................................                           9,405,000
                                                                                                                -------------

                 IOWA (4.3%)
                 ------------------------------------------------------------------------
                 Iowa Higher Education Loan Authority Revenue
                     Bonds (Loros College Project)
   6,690,000     3.80%, 11/01/30, Daily Reset*...........................................        NR/A-1+            6,690,000
                                                                                                                -------------
                     Letter of Credit: Lasalle Bank N.A.

                 KENTUCKY (1.6%)
                 ------------------------------------------------------------------------
                 Kentucky State, Property & Buildings Community
                     Revenue Bonds (Project 67)
   1,535,000     4.20%, 9/01/01..........................................................        Aa3/AA-            1,540,277
                 Warsaw, KY Industrial Building Revenue Bonds
                     (Operating Partnership)
$  1,000,000     3.60%, 8/01/09, Weekly Reset*...........................................        NR/A-1+        $   1,000,000
                                                                                                                -------------
                     Letter of Credit: Fifth Third Bank N.A.
                         Total Kentucky..................................................                           2,540,277
                                                                                                                -------------

                 LOUISIANA (2.0%)
                 ------------------------------------------------------------------------
                 St. Charles Parish, LA Pollution Control Revenue
                     Bonds (Shell Oil Co. Project), Series A
   1,000,000     3.80%, 10/01/22, Daily Reset*...........................................        VMIG1/A-1+         1,000,000
                 St. Charles Parish, LA Pollution Control Revenue
                     Bonds (Shell Oil Co.-Norco Project)
   2,100,000     3.80%, 9/01/23, Daily Reset*............................................        NR/AAA             2,100,000
                                                                                                                -------------
                         Total Louisiana.................................................                           3,100,000
                                                                                                                -------------

                 MARYLAND (0.9%)
                 ------------------------------------------------------------------------
                 Harford County, MD Public Improvement, General
                     Obligation Bonds
   1,350,000     4.25%, 1/15/02..........................................................        Aa2/AA             1,360,873
                                                                                                                -------------

                 MASSACHUSETTS (1.9%)
                 ------------------------------------------------------------------------
                 Massachusetts State, General Obligation Bonds, Series A
   3,000,000     3.30%, 9/01/16, Weekly Reset*...........................................        Aa2/AA-            3,000,000
                                                                                                                -------------
                     Letter of Credit: Commerzbank A.G.

                 MICHIGAN (1.0%)
                 ------------------------------------------------------------------------
                 Michigan State, Strategic Fund Ltd. Revenue Bonds
                     (Village at Ann Arbor LLC, Project), Series A,
   1,485,000     3.50%, 2/15/34, Weekly Reset*...........................................        VMIG1/NR           1,485,000
                                                                                                                -------------
                     Letter of Credit: Fannie Mae Credit Facility

                 MINNESOTA (8.0%)
                 ------------------------------------------------------------------------
                 Cohasset, MN Revenue Bonds (Minnesota Power &
                     Light Co. Project), Series A
     335,000     3.80%, 6/01/20, Daily Reset*............................................        NR/A-1+              335,000
                     Letter of Credit: ABN Amro Bank N.V.
                 Cohasset, MN Revenue Bonds (Minnesota Power &
                     Light Co. Project), Series C
$  1,350,000     3.80%, 6/01/13, Daily Reset*............................................        NR/A-1+        $   1,350,000
                     Letter of Credit: ABN Amro Bank N.V.
                 Cohasset, MN Revenue Bonds (Minnesota Power &
                     Light Co. Project), Series D
     100,000     3.80%, 12/01/07, Daily Reset*...........................................        NR/A-1+              100,000
                     Letter of Credit: ABN Amro Bank N.V.
                 Hennepin County, MN General Obligation Bonds,
                     Series A
     500,000     4.50%, 12/01/01.........................................................        Aaa/AAA              503,887
                 Hennepin County, MN General Obligation Bonds,
                     Series B
     620,000     3.35%, 12/01/20, Weekly Reset*..........................................        VMIG1/A-1+           620,000
                     Letter of Credit: Landesbank Hessen
                 Hennepin County, MN General Obligation Bonds,
                     Series C
   1,255,000     3.35%, 12/01/04, Weekly Reset*..........................................        VMIG1/A-1+         1,255,000
                     Letter of Credit: Westdeutsche Landesbank
                 Hennepin County, MN General Obligation Bonds,
                     Series C
   1,345,000     3.35%, 12/01/10, Weekly Reset*..........................................        VMIG1/A-1+         1,345,000
                     Letter of Credit: Westdeutsche Landesbank
                 Minneapolis, MN General Obligation Bonds, Series A
     500,000     3.35%, 12/01/02, Weekly Reset*..........................................        VMIG1/A-1            500,000
                     Letter of Credit: Bayerische Vereinsbank
                 Minneapolis, MN General Obligation Bonds, Series A
   1,245,000     3.35%, 3/01/12, Weekly Reset*...........................................        VMIG1/A-1          1,245,000
                     Letter of Credit: Bayerische Vereinsbank
                 Minneapolis, MN General Obligation Bonds, Series B
   2,850,000     3.35%, 12/01/16, Weekly Reset*..........................................        VMIG1/A-1          2,850,000
                     Letter of Credit: Bayerische Vereinsbank
                 Minneapolis, MN General Obligation Bonds,
                     (Public Works)
   1,155,000     3.35%, 12/01/04, Weekly Reset*..........................................        VMIG1/A-1          1,155,000
                     Letter of Credit: Bayerische Vereinsbank
                 Minneapolis, MN General Obligation Bonds,
                     (Convention Center)
$  1,250,000     3.35%, 12/01/18, Weekly Reset*..........................................        VMIG1/A-1      $   1,250,000
                                                                                                                -------------
                         Total Minnesota.................................................                          12,508,887
                                                                                                                -------------

                 MISSOURI (0.2%)
                 ------------------------------------------------------------------------
                 Missouri State, Health & Educational Facilities
                     Revenue Bonds (Saint Louis University), Series B
     280,000     3.85%, 10/01/24, Daily Reset*...........................................        VMIG1/A-1+           280,000
                                                                                                                -------------
                     Letter of Credit: Bank of America N.A.

                 NEW MEXICO (0.7%)
                 ------------------------------------------------------------------------
                 New Mexico State, General Obligation Bonds,
                     (Capital Projects)
   1,000,000     4.50%, 3/01/02..........................................................        Aa1/AA+            1,010,698
                                                                                                                -------------

                 NEW YORK (1.8%)
                 ------------------------------------------------------------------------
                 New York State, Power Authority Revenue &
                     General Purpose Bonds, Series Z
     300,000     6.25%, 1/01/04..........................................................        AAA/AAA              309,948
                 New York, NY General Obligation Bonds, Sub-series E5
   2,500,000     3.45%, 8/01/16, Daily Reset*............................................        Aa2/AAA            2,500,000
                                                                                                                -------------
                     Letter of Credit: Morgan Guaranty Trust
                         Total New York..................................................                           2,809,948
                                                                                                                -------------

                 NORTH CAROLINA (2.9%)
                 ------------------------------------------------------------------------
                 Durham County, NC General Obligation Bonds,
                     (Public Improvement Project)
   2,975,000     3.50%, 2/01/11, Weekly Reset*...........................................        VMIG1/A-1+         2,975,000
                     Letter of Credit: Wachovia Bank of North Carolina
                 Durham County, NC General Obligation Bonds,
                     (Public Improvement Project)
   1,475,000     3.50%, 2/01/13, Weekly Reset*...........................................        VMIG1/A-1+         1,475,000
                                                                                                                -------------
                     Letter of Credit: Wachovia Bank of North Carolina
                         Total North Carolina............................................                           4,450,000
                                                                                                                -------------

                 OHIO (0.6%)
                 ------------------------------------------------------------------------
                 Delaware County, OH General Obligation Bonds,
                     (Sewer District Improvement)
$  1,000,000     3.60%, 12/01/01.........................................................        Aaa/AAA        $   1,001,594
                                                                                                                -------------
                     Insurance: Municipal Bond Insurance Association

                 OREGON (1.4%)
                 ------------------------------------------------------------------------
                 Emerald Peoples Utility District, OR Revenue
                     Bonds, Series B
     755,000     6.75%, 11/01/09.........................................................        Aaa/AAA              769,612
                     Insurance: Financial Security Assurance
                 Multnomah County, OR School District General
                     Obligation Bonds, (Gresham)
  1,400,000      5.80%, 1/01/04..........................................................        A1/A+              1,414,522
                                                                                                                -------------
                         Total Oregon....................................................                           2,184,134
                                                                                                                -------------

                 PENNSYLVANIA (2.4%)
                 ------------------------------------------------------------------------
                 Allegheny County, PA General Obligation Bonds,
                     Series C-38
  1,000,000      6.40%, 9/01/03..........................................................        Aaa/AAA            1,008,498
                     Insurance: American Municipal Bond
                 Assurance Corporation
                     Pennsylvania State Higher Education Facilities College
                     & University Revenue Bonds, (College of
                     Pharmacy & Science)
   1,000,000     4.45%, 11/01/01.........................................................        Aaa/AAA            1,006,588
                     Insurance: Municipal Bond Insurance Association
                 Pennsylvania State, General Obligation Bonds,
                     First Series
     655,000     5.25%, 1/15/02..........................................................        Aa2/AA               659,235
                 Trinity Area School District, PA General
                     Obligation Bonds
   1,000,000     6.63%, 11/01/11.........................................................        Aaa/AAA            1,019,690
                                                                                                                -------------
                     Insurance: Financial Guaranty Insurance Corporation
                         Total Pennsylvania..............................................                           3,694,011
                                                                                                                -------------

                 TENNESSEE (1.5%)
                 ------------------------------------------------------------------------
                 Kingsport, TN General Obligation Bonds,
                     (General Inprovement)
$  1,000,000     5.40%, 9/01/01..........................................................        A1/NR          $   1,008,545
                 Memphis, TN General Obligation Bonds,
                     (Capital Outlay Notes)
   1,400,000     4.30%, 5/01/01..........................................................        Aa2/AA             1,400,887
                                                                                                                -------------
                         Total Tennessee.................................................                           2,409,432
                                                                                                                -------------

                 TEXAS (7.1%)
                 ------------------------------------------------------------------------
                 Austin, TX Utility System Revenue Bonds
   1,500,000     6.50%, 10/01/01.........................................................        AAA/AAA            1,515,241
                 Gulf Coast Waste Disposal Authority, TX Revenue
                     Bonds, (AMOCO Oil Co. Project)
   2,400,000     3.80%, 7/01/27, Daily Reset*............................................        Aa1/AA+            2,400,000
                 Irving Independent School District, TX General
                     Obligation Bonds
   1,315,000     5.00%, 2/15/07..........................................................        Aaa/AAA            1,333,890
                     Insurance: Permanent School Fund Guaranteed
                 Lower Neches Valley Authority, TX Pollution Control
                     Revenue Bonds, (Chevron U.S.A., Inc. Income
                     Project)
   1,500,000     3.25%, 2/15/17..........................................................        P-1/AA             1,500,000
                 Texas State, Tax & Revenue Anticipation Notes
   2,000,000     5.25%, 8/31/01..........................................................        MIG1/SP-1+         2,015,461
                 West Side Calhoun County, TX Sewer & Solid Waste
                     Disposal Revenue Bonds, (BP Chemicals, Inc. Project)
   2,200,000     3.80%, 4/01/31, Daily Reset*............................................        P-1/A-1+           2,200,000
                                                                                                                -------------
                     Letter of Credit: Guaranty Agreement
                         Total Texas.....................................................                          10,964,592
                                                                                                                -------------

                 UTAH (0.8%)
                 ------------------------------------------------------------------------
                 University of Utah Revenue Bonds (Auxiliary &
                     Campus Facilities), Series A
   1,200,000     3.40%, 4/01/27, Weekly Reset*...........................................        VMIG1/A-1+         1,200,000
                                                                                                                -------------
                     Letter of Credit: Bank of Nova Scotia

                 WASHINGTON (4.5%)
                 ------------------------------------------------------------------------
                 King & Snohomish Counties, School District WA
                     General Obligation Bonds, (Northshore), Series C
   1,000,000     4.00%, 6/15/01..........................................................        Aa3/AA-              999,242
                 Seattle, WA Water System Revenue Bonds
   1,000,000     3.40%, 9/01/25, Weekly Reset*...........................................        VMIG1/A-1+         1,000,000
                     Letter of Credit: Bayerische Landesbank
                 Snohomish County, WA Public Hospital General
                     Obligation Bonds, (Stevens Memorial Hospital)
$    500,000     6.85%, 12/01/11.........................................................        Aaa/AAA        $     511,195
                     Insurance: Financial Guaranty Insurance Corporation
                 Washington State Health Care Facility Authority Revenue
                     Bonds, (Fred Hutchinson Cancer Research Center)
   4,505,000     3.75%, 1/01/29, Daily Reset*............................................        VMIG1/NR           4,505,000
                                                                                                                -------------
                     Letter of Credit: Bank of America
                         Total Washington................................................                           7,015,437
                                                                                                                -------------

                 WISCONSIN (2.2%)
                 ------------------------------------------------------------------------
                 Milwaukee, WI Metropolitan Sewer District
                     General Obligation Bonds, Series A
   1,000,000     6.70%, 10/01/01.........................................................        Aa1/NR             1,011,200
                 Milwaukee County, WI General Obligation Bonds,
                     Series A
   2,445,000     6.50%, 12/01/09.........................................................        NR/AA              2,480,123
                                                                                                                -------------
                         Total Wisconsin.................................................                           3,491,323
                                                                                                                -------------

                 WYOMING (0.6%)
                 ------------------------------------------------------------------------
                 Campbell County, WY School District General
                     Obligation Bonds, (Gillette)
   1,000,000     5.05%, 6/01/01..........................................................        Aaa/AAA            1,001,094
                                                                                                                -------------
                     Letter of Credit: School Board Guaranty

                         Total Bonds and Notes...........................................                         155,254,816
                                                                                                                -------------

                 INVESTMENT COMPANY (0.0%)
                 ------------------------------------------------------------------------
      55,000     Dreyfus Tax Exempt Money Market Fund....................................                              55,000
                                                                                                                -------------

                     Total Investments (amortized cost $155,309,816**)...................         99.9%           155,309,816
                     Other assets less liabilities.......................................          0.1                143,082
                                                                                                 ------         -------------
                     Net Assets..........................................................        100.0%          $155,452,898
                                                                                                 ------         -------------


                    (*) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
                    (**) Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2001

    FACE
   AMOUNT        U.S. GOVERNMENT AGENCIES (100.5%)                                                  VALUE
------------     -------------------------------------------------------------------------      ------------
                 FEDERAL FARM CREDIT BANK (15.5%)
                 -------------------------------------------------------------------------
$ 10,000,000     4.72%, due 4/10/01 ......................................................      $  9,988,200
  13,000,000     5.94%, due 4/12/01 ......................................................        12,976,405
  19,000,000     5.23%, due 4/25/01 ......................................................        18,933,753
  24,000,000     4.60%, due 11/02/01 .....................................................        23,340,666
  10,000,000     5.60%, due 12/13/01 .....................................................         9,601,778
                                                                                                ------------
                      Total Federal Farm Credit Bank .....................................        74,840,802
                                                                                                ------------

                 FEDERAL HOME LOAN BANK (80.9%)
                 -------------------------------------------------------------------------
  64,623,000     5.13%, due 4/02/01 ......................................................        64,613,791
  80,000,000     5.26%, due 4/06/01 ......................................................        79,941,528
  30,000,000     4.91%, due 4/18/01 ......................................................        29,930,442
  18,000,000     5.13%, due 5/02/01 ......................................................        17,920,485
  25,000,000     4.95%, due 5/09/01 ......................................................        24,869,375
  50,000,000     4.93%, due 5/11/01 ......................................................        49,726,111
  15,000,000     5.92%, due 5/15/01 ......................................................        14,891,467
  25,000,000     4.85%, due 6/01/01 ......................................................        24,794,549
  25,000,000     4.87%, due 6/06/01 ......................................................        24,776,792
  10,000,000     5.82%, due 6/20/01 ......................................................         9,870,667
  25,000,000     4.68%, due 8/29/01 ......................................................        24,513,021
  25,000,000     4.64%, due 8/31/01 ......................................................        24,510,222
                                                                                                ------------
                      Total Federal Home Loan Bank .......................................       390,358,450
                                                                                                ------------

                 STUDENT LOAN MARKETING ASSOCIATION (2.0%)
                 -------------------------------------------------------------------------
  10,000,000     5.12%, due 6/29/01 ......................................................         9,873,422
                                                                                                ------------

                 TENNESEE VALLEY AUTHORITY (2.1%)
                 -------------------------------------------------------------------------
  10,000,000     4.72%, due 5/11/01 ......................................................         9,947,555
                                                                                                ------------

                      Total U.S. Government Agencies......................................       485,020,229
                                                                                                ------------

                      Total Investments (amortized cost $485,020,229*)..........    100.5%       485,020,229
                      Other assets less liabilities.............................     (0.5)        (2,361,301)
                                                                                    ------      ------------
                      Net Assets................................................    100.0%      $482,658,928
                                                                                    ======      ============

                      (*) Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2001

                                                                    CASH            TAX-FREE       GOVERNMENT
                                                                    FUND              FUND            FUND
                                                                -------------    -------------    -------------
ASSETS:
    Investments at value
        (cost $504,860,418, $155,309,816 and $485,020,229,
        respectively) .......................................   $ 504,860,418    $ 155,309,816    $ 485,020,229
    Repurchase agreements (cost $83,000,000) ................      83,000,000                -                -
    Cash ....................................................             818            2,351              714
    Interest receivable .....................................          95,870        1,078,846                -
    Other assets ............................................           7,145           11,881              240
                                                                -------------    -------------    -------------
        Total Assets ........................................     587,964,251      156,402,894      485,021,183
                                                                -------------    -------------    -------------

LIABILITIES:
    Dividends payable .......................................       2,258,595          335,710        2,082,634
    Payable for investment securities purchased .............               -          522,707                -
    Adviser and Administrator fees payable ..................         240,777           49,010          179,212
    Distribution fees payable ...............................          45,978           11,374           68,766
    Accrued expenses ........................................          54,524           31,195           31,643
                                                                -------------    -------------    -------------
        Total Liabilities ...................................       2,599,874          949,996        2,362,255
                                                                -------------    -------------    -------------

    NET ASSETS ..............................................   $ 585,364,377    $ 155,452,898    $ 482,658,928
                                                                =============    =============    =============

NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number of shares,
        par value $.01 per share ............................   $   5,855,558    $   1,554,508    $   4,826,432
    Additional paid-in capital ..............................     579,700,002      154,085,684      477,816,902
    Accumulated net realized loss on investments ............        (196,672)             (32)         (11,323)
    Undistributed (overdistributed) net investment income ...           5,489         (187,262)          26,917
                                                                -------------    -------------    -------------
                                                                $ 585,364,377    $ 155,452,898    $ 482,658,928
                                                                =============    =============    =============

SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
        Net Assets ..........................................   $ 364,269,242    $ 101,023,412    $ 151,027,869
                                                                =============    =============    =============

        Shares outstanding ..................................     364,621,474      101,022,004      151,018,449
                                                                =============    =============    =============

        Net asset value per share ...........................           $1.00            $1.00            $1.00
                                                                =============    =============    =============

    Service Shares Class:
        Net Assets ..........................................   $ 221,095,135    $  54,429,486    $ 331,631,059
                                                                =============    =============    =============

        Shares outstanding ..................................     220,934,314       54,428,799      331,624,747
                                                                =============    =============    =============

        Net asset value per share ...........................           $1.00            $1.00            $1.00
                                                                =============    =============    =============

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 2001

                                                               CASH          TAX-FREE        GOVERNMENT
                                                               FUND            FUND             FUND
                                                           ------------     -----------     ------------
INVESTMENT INCOME:
    Interest income ....................................   $ 38,891,599     $ 5,521,480     $ 30,328,924
                                                           ------------     -----------     ------------

EXPENSES:
    Investment Adviser fees (note 3) ...................      2,315,990         395,214        1,578,335
    Administrator fees (note 3) ........................        754,843         152,909          378,425
    Distribution fees (note 3) .........................        514,514         125,166          853,801
    Trustees' fees and expenses ........................        151,603          55,511          117,616
    Legal fees .........................................         54,036          15,403           37,789
    Shareholders' reports ..............................         50,375           5,232           23,218
    Registration fees and dues .........................         49,962           8,141           36,838
    Transfer and shareholder servicing agent fees ......         28,481          29,515           26,073
    Fund accounting fees ...............................         26,993          28,214           29,388
    Insurance ..........................................         24,911           6,044           18,845
    Audit and accounting fees ..........................         17,000          15,000           16,000
    Custodian fees .....................................          7,427           6,524            6,518
    Miscellaneous ......................................         11,252           2,722           28,544
                                                           ------------     -----------     ------------
    Total expenses .....................................      4,007,387         845,595        3,151,390

    Expenses paid indirectly (note 6) ..................         (5,025)           (292)             (40)
                                                           ------------     -----------     ------------
    Net expenses .......................................      4,002,362         845,303        3,151,350

Net investment income ..................................     34,889,237       4,676,177       27,177,574

Net realized gain (loss) from securities transactions ..        180,534               9           (1,298)
                                                           ------------     -----------     ------------

Net increase in net assets resulting from operations ...   $ 35,069,771     $ 4,676,186     $ 27,176,276
                                                           ============     ===========     ============

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              CASH FUND                                  TAX-FREE FUND
                                                      YEAR                   YEAR                   YEAR                YEAR
                                                     ENDED                  ENDED                  ENDED               ENDED
                                                 MARCH 31, 2001        MARCH 31, 2000          MARCH 31, 2001      MARCH 31, 2000
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ..................     $    34,889,237       $     27,536,758         $    4,676,177      $    3,740,384
   Net realized gain (loss)
      from securities transactions ........              180,534                34,316                      9                   -
   Change in net assets
      resulting from operations ...........           35,069,771            27,571,074              4,676,186           3,740,384

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares .....................          (23,573,272)          (19,411,107)            (3,045,910)         (2,530,922)
      Service Shares ......................          (11,315,968)           (8,125,651)            (1,630,270)         (1,209,462)
      Total dividends to shareholders
      from net investment income ..........          (34,889,240)          (27,536,758)            (4,676,180)         (3,740,384)

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares .....................        1,189,421,376         1,186,795,291            220,494,187         168,207,597
      Service Shares ......................          551,244,651           377,884,308             78,052,725          65,317,175
                                                   1,740,666,027         1,564,679,599            298,546,912         233,524,772

      Reinvested dividends and
      distributions:
      Original Shares .....................              440,228               222,982                102,162              98,624
      Service Shares ......................           11,262,288             7,899,056              1,643,226           1,169,590
                                                      11,702,516             8,122,038              1,745,388           1,268,214

      Cost of shares redeemed:
      Original Shares .....................       (1,338,658,170)       (1,091,834,549)          (219,993,644)       (151,311,068)
      Service Shares ......................         (515,858,167)         (374,062,057)           (75,961,888)        (63,349,933)
                                                  (1,854,516,337)       (1,465,896,606)          (295,955,532)       (214,661,001)

      Change in net assets
      from capital share transactions .....         (102,147,794)          106,905,031              4,336,768          20,131,985
   Total change in net assets .............         (101,967,263)          106,939,347              4,336,774          20,131,985

NET ASSETS:
      Beginning of period .................          687,331,640           580,392,293            151,116,124         130,984,139
      End of period .......................     $    585,364,377      $    687,331,640         $  155,452,898      $  151,116,124

                                                            GOVERNMENT FUND
                                                       YEAR                  YEAR
                                                      ENDED                 ENDED
                                                 MARCH 31, 2001        MARCH 31, 2000

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ..................      $    27,177,574       $    17,020,919
   Net realized gain (loss)
      from securities transactions ........               (1,298)               (1,535)
   Change in net assets
      resulting from operations ...........           27,176,276            17,019,384

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares .....................           (8,495,952)           (6,323,047)
      Service Shares ......................          (18,681,612)          (10,697,872)
      Total dividends to shareholders
      from net investment income ..........          (27,177,564)          (17,020,919)

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares .....................          485,087,392           427,019,622
      Service Shares ......................        1,309,461,793         1,062,992,710
                                                   1,794,549,185         1,490,012,332

      Reinvested dividends and
      distributions:
      Original Shares .....................              121,323                48,859
      Service Shares ......................           18,404,173            10,263,790
                                                      18,525,496            10,312,649

      Cost of shares redeemed:
      Original Shares .....................         (499,868,675)         (401,257,550)
      Service Shares ......................       (1,289,539,902)         (994,232,663)
                                                  (1,789,408,577)       (1,395,490,213)

      Change in net assets
      from capital share transactions .....           23,666,104           104,834,768
   Total change in net assets .............           23,664,816           104,833,233

NET ASSETS:
      Beginning of period .................          458,994,112           354,160,879
      End of period .......................      $   482,658,928      $    458,994,112

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

     Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     Asset Management Group of Bank of Hawaii (formerly Pacific Century Trust) (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

     Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

     Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 2001.

b)  DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

4.  DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

     At March 31, 2000, the Cash Fund had a capital loss carryover of $196,672 which expires on March 31, 2002, and the Government Fund had a capital loss carryover of $10,026 of which $9,725 expires on March 31, 2008, and $301 of which expires on March 31, 2009. These amounts are available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gains so offset will not be distributed. On March 31, 2001, Pacific Capital Tax Free Cash Assets Trust reduced its undistributed net investment income and increased its paid in capital by $187,259 representing certain permanant differences between tax and financial accounting. Net assets of the Fund were not affected by the reclassification.

5.  GUARANTEES OF CERTAIN COMMERCIAL PAPER

     Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6.  EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.  PORTFOLIO ORIENTATION

     Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.





FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended March 31, 2001, the Federal tax status of the total amount of dividends paid by each of the investment portfolios comprising Cash Assets Trust is as follows:

                        FUND                               FEDERAL TAX STATUS
     ------------------------------------------        -------------------------

     Pacific Capital Cash Assets Trust                 Ordinary dividend income
     Pacific Capital Tax-Free Cash Assets Trust        Exempt-interest dividends
     Pacific Capital U.S. Government Securities
        Cash Assets Trust                              Ordinary dividend income

     Prior to January 31, 2001, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2000 CALENDAR YEAR.

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         ORIGINAL SHARES                            SERVICE SHARES
                                               --------------------------------------     --------------------------------------
                                                        YEAR ENDED MARCH 31,                       YEAR ENDED MARCH 31,
                                               --------------------------------------     --------------------------------------
                                                2001    2000    1999    1998    1997       2001    2000    1999    1998    1997
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------
Net asset value, beginning of period .....     $1.00   $1.00   $1.00   $1.00   $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------

Income from investment operations:
   Net investment income .................      0.06    0.05    0.05    0.05    0.05       0.05    0.05    0.05    0.05    0.05
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------

Less distributions:
   Dividends from net investment
      income .............................     (0.06)  (0.05)  (0.05)  (0.05)  (0.05)     (0.05)  (0.05)  (0.05)  (0.05)  (0.05)
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------

Net asset value, end of period ...........     $1.00   $1.00   $1.00   $1.00   $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
                                               ======  ======  ======  ======  ======     ======  ======  ======  ======  ======

Total return .............................     5.90%   4.89%   4.90%   5.15%   4.88%      5.63%   4.63%   4.64%   4.88%   4.62%

Ratios/supplemental data
   Net assets, end of period
      (in millions) ......................      $364    $513    $418    $419    $421       $221    $174    $163    $113    $66
   Ratio of expenses to average net
      assets .............................     0.57%   0.56%   0.57%   0.58%   0.60%      0.82%   0.81%   0.81%   0.83%   0.85%
   Ratio of net investment income to
      average net assets .................     5.77%   4.80%   4.79%   5.03%   4.78%      5.49%   4.53%   4.51%   4.77%   4.53%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net
      assets .............................     0.57%   0.56%   0.56%   0.57%   0.60%      0.82%   0.81%   0.81%   0.82%   0.85%

                See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         ORIGINAL SHARES                            SERVICE SHARES
                                               --------------------------------------     --------------------------------------
                                                        YEAR ENDED MARCH 31,                       YEAR ENDED MARCH 31,
                                               --------------------------------------     --------------------------------------
                                                2001    2000    1999    1998    1997       2001    2000    1999    1998    1997
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------
Net asset value, beginning of period .....     $1.00   $1.00   $1.00   $1.00   $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------

Income from investment operations:
   Net investment income .................      0.04    0.03    0.03    0.03    0.03       0.03    0.03    0.03    0.03    0.03
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------

Less distributions:
   Dividends from net investment
      income .............................     (0.04)  (0.03)  (0.03)  (0.03)  (0.03)     (0.03)  (0.03)  (0.03)  (0.03)  (0.03)
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------

Net asset value, end of period ...........     $1.00   $1.00   $1.00   $1.00   $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
                                               ======  ======  ======  ======  ======     ======  ======  ======  ======  ======

Total return .............................     3.58%   2.95%   2.91%   3.08%   3.00%      3.32%   2.70%   2.65%   2.83%   2.75%

Ratios/supplemental data
   Net assets, end of period
      (in millions) ......................      $101    $100    $83     $77     $91        $54     $51     $48     $37     $26
   Ratio of expenses to average net
      assets  ............................     0.53%   0.52%   0.54%   0.63%   0.55%      0.78%   0.77%   0.79%   0.88%   0.80%
   Ratio of net investment income to
      average net assets .................     3.50%   2.93%   2.85%   3.04%   2.97%      3.26%   2.66%   2.64%   2.79%   2.70%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net
      assets .............................     0.53%   0.52%   0.53%   0.63%   0.55%      0.78%   0.77%   0.78%   0.88%   0.80%

                See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         ORIGINAL SHARES                            SERVICE SHARES
                                               --------------------------------------     --------------------------------------
                                                        YEAR ENDED MARCH 31,                       YEAR ENDED MARCH 31,
                                               --------------------------------------     --------------------------------------
                                                2001    2000    1999    1998    1997       2001    2000    1999    1998    1997
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------
Net asset value, beginning of period .....     $1.00   $1.00   $1.00   $1.00   $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------

Income from investment operations:
    Net investment income ................      0.06    0.05    0.04    0.05    0.05       0.05    0.04    0.04    0.05    0.04
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------

Less distributions:
    Dividends from net investment
      income .............................     (0.06)  (0.05)  (0.04)  (0.05)  (0.05)     (0.05)  (0.04)  (0.04)  (0.05)  (0.04)
                                               ------  ------  ------  ------  ------     ------  ------  ------  ------  ------

Net asset value, end of period ...........     $1.00   $1.00   $1.00   $1.00   $1.00      $1.00   $1.00   $1.00   $1.00   $1.00
                                               ======  ======  ======  ======  ======     ======  ======  ======  ======  ======

Total return .............................     5.88%   4.83%   4.80%   4.95%   4.76%      5.62%   4.56%   4.54%   4.69%   4.50%

Ratios/supplemental data
   Net assets, end of period
      (in millions) ......................      $151    $166    $140    $101    $66        $332    $293    $214    $150    $83
   Ratio of expenses to average net
      assets .............................     0.47%   0.49%   0.49%   0.52%   0.56%      0.72%   0.74%   0.74%   0.77%   0.80%
   Ratio of net investment income to
      average net assets .................     5.73%   4.73%   4.70%   4.85%   4.65%      5.47%   4.50%   4.42%   4.60%   4.42%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net
      assets .............................     0.47%   0.49%   0.49%   0.52%   0.55%      0.72%   0.74%   0.74%   0.77%   0.79%

                See accompanying notes to financial statements.